Share Capital, Warrants and Options (Tables)	6 Months Ended
Jun. 30, 2018
SHARE CAPITAL, WARRANTS AND OPTIONS
Schedule of Number and Weighted Average Exercise Prices of Warrants

A summary of common share purchase warrants activity during the six months period ended June 30, 2018 is as follows:

	June 30, 2018		December 31, 2017
	Number Outstanding	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
Outstanding, beginning of the period	176,175,413	0.12	95,982,036	0.15
Issued	116,666,664	0.12	94,971,721	0.12
Cancelled / Expired	-	-	(14,778,344)	0.30

Outstanding, end of the period	292,842,077	0.12	176,175,413	0.12

Schedule of Number and Weighted Average Remaining Contractual Life of Outstanding Warrants

At June 30, 2018, the Company had outstanding common share purchase warrants exercisable to acquire common shares of the Company as follows:

Warrants Outstanding	Expiry Date	Exercise Price ($)	Weighted Average remaining contractual life (years)

1,203,695	Jul 21, 2018	0.075	0.00
33,665,546	Sep 12, 2018[1]	0.12	0.02
72,515,414	June 8, 2019	0.12	0.29
1,965,083	June 8, 2019	0.075	0.01
46,334,451	Jul 21, 2019[1,2]	0.12	0.17
20,491,224	August 15, 2019	0.12	0.08
116,666,664	April 19, 2020	0.12	0.72
292,842,077			1.13

[1] The warrants are subject to an acceleration clause such that if the volume-weighted average trading price of the Company’s common shares on the TSX-V exceeds $0.18 per common share for a period of 10 consecutive trading days at any date before the expiration date of such warrants, the Company may, at its option, accelerate the warrant expiry date to within 30 days. To June 30, 2018, the Company’s common shares have not met the criterion for acceleration.

2 On May 28, 2018, the Company applied to the TSXV to extend the expiry date of 46,334,451 common share purchase warrants of the Company. The warrants were originally granted pursuant to a public offering of units of the Company, which closed on July 21, 2016. The warrants are exercisable for common shares of the Company at a price of $0.12 per common share and are set to expire on July 21, 2018. The Company proposed to extend the expiry date of the warrants by an additional twelve months to July 21, 2019. All other terms of the warrants, including the exercise price, will remain the same. On June 1, 2018, TSXV approved the proposed term extension of the warrants.

Schedule of Number and Weighted Average Exercise Prices of Share Options

A summary of option activity under the Plan during the six months period ended June 30, 2018 is as follows:

	June 30, 2018		December 31, 2017
	Number Outstanding	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
Outstanding, beginning of the period	20,720,500	0.23	12,823,000	0.30
Issued	6,425,000	0.12	9,137,500	0.12
Cancelled / Expired	(850,000)	0.13	(1,240,000)	0.24
Exercised	-	-	-	-

Outstanding, end of the period	26,295,500	0.20	20,720,500	0.23

Schedule of Inputs to Option Pricing Model

The fair value of stock options granted and vested during the period ended June 30, 2018 and June 30, 2017 was calculated using the following assumptions:

	June 30, 2018	June 30, 2017
Expected dividend yield	0%	0%
Expected share price volatility	96.9%-101%	100.6%
Risk free interest rate	2.04%- 2.17%	1.17%
Expected life of options	5 years	5 years

Schedule of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options

Details of options outstanding as at June 30, 2018 are as follows:

Options Outstanding	Options Exercisable	Expiry Date	Exercise Price	Weighted average remaining contractual life (years)
150,000	150,000	Jul 29, 2018*	0.20	0.08
200,000	200,000	Sep 30, 2018	0.37	0.25
2,440,000	2,440,000	Jul 9, 2019	0.62	1.02
200,000	200,000	Aug 27, 2019	0.37	1.16
100,000	100,000	Sep 26, 2019	0.26	1.24
350,000	350,000	Nov 5, 2019	0.21	1.35
1,000,000	1,000,000	Dec 19, 2019	0.22	1.47
900,000	900,000	Feb 3, 2020	0.275	1.60
450,000	450,000	Oct 5, 2020	0.20	2.27
5,443,000	5,443,000	Jan 28, 2021	0.21	2.58
7,637,500	7,637,500	Feb 21, 2022	0.12	3.65
1000,000	1,000,000	Dec 20, 2022	0.12	4.48
5,725,000	5,725,000	Feb 28, 2023	0.12	4.65
500,000	500,000	May 1, 2023	0.12	4.84
200,000	200,000	May 4, 2023	0.12	4.85
26,295,500	26,295,500			3.18

* Subsequently expired, unexercised.